Related Party Transactions	3 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Transactions with Equity Method Investments
Velti Center for Innovation S.A. Velti Center for Innovation, a wholly‑owned subsidiary of ours, or VCI, was incorporated for the sole purpose of participating in the EU sponsored program active from 2004 to 2008, which is administered by the General Secretariat of Research and Development of Greece. Under this program, VCI was established to develop start up enterprises in Greece to develop innovative technologies that will be served by a common architecture. The enterprises include Amplus S.A., Evorad S.A., Tagem S.A., mPoint S.A. and N‑Squared S.A.
We eliminate unrealized gains and losses on transactions between us and our equity method investments. US GAAP requires these eliminations; however where they are eliminated is based on the facts and circumstances of the transactions. We record these gains or losses as non-operating loss from equity method investments based on the nature of the transactions. This resulted in an additional loss from equity method investments of $133,000 and $1.5 million during the three months ended March 31, 2012 and 2011, respectively.
We had the following transactions with related parties during the three months ended March 31, 2012 and 2011.
Amplus S.A.
Chris Kaskavelis, our Chief Operating Officer, and Menelaos Scouloudis, our Chief Commercial Officer, are members of the board of Amplus S.A. VCI S.A. holds 21.7% of the share capital of Amplus S.A.

	Three Months Ended March 31,
	2012	2011
	(in thousands)
Sales to Amplus S.A.	$204	$616
Invoiced to Amplus S.A. for services rendered	$12	$13
Purchases from Amplus S.A.	$156	$33

	March 31,	December 31,
	2012	2011
	(in thousands)
Trade receivables from Amplus S.A.	$45	$—
Accrued and other receivables from Amplus S.A.	$2,654	$2,984
Trade payables to Amplus S.A.	$287	$180

Tagem S.A.
VCI S.A. holds one‑half of the share capital of Tagem S.A.

	Three Months Ended March 31,
	2012	2011
	(in thousands)
Sales to Tagem S.A.	$—	$—
Invoiced to Tagem S.A. for services rendered	$12	$16
Purchases from Tagem S.A.	$—	$1,651

	March 31,	December 31,
	2012	2011
	(in thousands)
Trade receivables from Tagem S.A.	$—	$8
Accrued and other receivables from Tagem S.A.	$1,187	$1,155
Trade payables to Tagem S.A.	$190	$—

Digital Rum S.A.
VCI S.A holds one-half the share capital of Digital Rum S.A.

	Three Months Ended March 31,
	2012	2011
	(in thousands)
Sales to Digital Rum S.A.	$747	$440
Invoiced to Digital Rum S.A. for services rendered	$7	$—
Purchases from Digital Rum S.A.	$—	$2,884

	March 31,	December 31,
	2012	2011
	(in thousands)
Trade receivables from Digital Rum S.A.	$1,153	$507
Accrued and other receivables from Digital Rum S.A.	$3,723	$2,572
Trade payables to Digital Rum S.A.	$4	$—

N-Squared S.A.
Chris Kaskavelis, our Chief Operating Officer, is a member of the board of N‑Squared S.A. VCI holds one-half of the share capital of N-Squared S.A. We did not have any significant transactions with N-Squared during the periods presented.
Evorad S.A.
VCI S.A. holds 49% of the share capital of Evorad S.A. We had other receivables of $0.6 million for each of the periods ended March 31, 2012 and December 31, 2011. There were no other significant transactions with Evorad during the periods presented.